                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 2005

Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one.):   [ ] is a restatement.
                                    [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CITADEL LIMITED PARTNERSHIP
Address: 131 SOUTH DEARBORN
         CHICAGO, IL 60603

13F File Number: 28-5912

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:. GERALD A. BEESON
Title: CHIEF FINANCIAL OFFICER
Phone: (312) 395-3121

Signature, Place, and Date of Signing:

 /s/  Gerald A. Beeson       CHICAGO, ILLINOIS        05/26/2006
------------------------  ------------------------  --------------
      [Signature]              [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          43

Form 13F Information Table Value Total:  $2,094,732(thousands)

List of Other Included Managers:

NONE

                                   FORM 13F

Page 1 of 3                   Name of Reporting Manager Citadel Limited partnership                        (SEC USE ONLY)

                                                                                                              Item 8:
                                                                            Item 6:                            Voting
                                                                           Investment                        Authority
                                                                           Discretion                         (Shares)
                                                                    ------------------------              ----------------
                                                Item 4:    Item 5:           (b)
                                     Item 3:     Fair     Shares of        Shared      (c)     Item 7:
Item 1:                 Item 2:       CUSIP     Market    Principal (a)  As Defined  Shared-   Managers   (a)   (b)   (c)
Name of Issuer       Title of Class  Number      Value     Amount   Sole in Instr. V  Other  See Instr. V Sole Shared None
--------------       -------------- --------- ----------- --------- ---- ----------- ------- ------------ ---- ------ ----
ACCREDO HEALTH INC
  CMN STOCK.........    Cmn         00437V104  68,254,484 1,536,917  X                           n/a       X

ARGOSY GAMING CO.
  COMMON STOCK......    Cmn         040228108  30,219,952   658,100  X                           n/a       X

ASK JEEVES INC CMN
  STK...............    Cmn         045174109   1,005,994    35,826  X                           n/a       X

ASK JEEVES, INC. 0%
  CB DUE 6/1/2008 -
  REGISTERED........   Bond         045174AB5  28,407,299    16,910  X                           n/a      n/a

CAESARS
  ENTERTAINMENT INC
  CORP CMN STOCK....    Cmn         127687101   5,331,624   269,410  X                           n/a       X

EON LABS INC CMN
  STK...............    Cmn         29412E100  85,547,781 2,828,961  X                           n/a       X

G 25.0 STRIKE AMER
  CALL 01/21/2006... Opt (Put)      375766102     303,850       118  X                           n/a      n/a

G 35.0 STRIKE AMER
  CALL 01/21/2006... Opt (Put)      375766102     487,730       302  X                           n/a      n/a

GUIDANT CORP CMN
  STOCK.............    Cmn         401698105 296,822,676 4,016,545  X                           n/a       X

HIBERNIA CORP CL
  'A' CMN STOCK.....    Cmn         428656102  76,974,447 2,404,700  X                           n/a       X

HOLLYWOOD ENTMT
  CORP CMN STK......    Cmn         436141105  10,721,842   814,111  X                           n/a       X

INTERNATIONAL STEEL
  GROUP INC COMMON
  STOCK.............    Cmn         460377104  59,566,000 1,508,000  X                           n/a       X

MANDALAY RESORT
  GROUP 3.9% CB DUE
  03/21/2033 - REG..   Bond         562567AK3 111,101,199    78,000  X                           n/a      n/a

MANDALAY RESORT
  GROUP CMN STK.....    Cmn         562567107     592,116     8,400  X                           n/a       X

MAY 30.0 STRIKE
  AMER CALL
  01/21/2006........ Opt (Put)      577778103     377,500       500  X                           n/a      n/a

   COLUMN TOTALS....                          775,714,493

                                   FORM 13F

Page 2 of 3                   Name of Reporting Manager Citadel Limited partnership                        (SEC USE ONLY)

                                                                                                              Item 8:
                                                                            Item 6:                            Voting
                                                                           Investment                        Authority
                                                                           Discretion                         (Shares)
                                                                    ------------------------              ----------------
                                                Item 4:    Item 5:           (b)
                                     Item 3:     Fair     Shares of        Shared      (c)     Item 7:
Item 1:                 Item 2:       CUSIP     Market    Principal (a)  As Defined  Shared-   Managers   (a)   (b)   (c)
Name of Issuer       Title of Class  Number      Value     Amount   Sole in Instr. V  Other  See Instr. V Sole Shared None
--------------       -------------- --------- ----------- --------- ---- ----------- ------- ------------ ---- ------ ----
MAY DEPT
  STORES CO.........  Cmn           577778103 271,708,549 7,339,507  X                           n/a       X

MBG/BSK 50.0 STRIKE
  AMER CALL
  01/21/2006........ Opt (Put)      562567107     873,375       425  X                           n/a      n/a

MBG/BSK 55.0 STRIKE
  AMER CALL
  01/21/2006........ Opt (Put)      562567107     213,520       136  X                           n/a      n/a

MCI INC COMMON
  STOCK WHEN ISSUE..  Cmn           552691107  86,019,092 3,454,582  X                           n/a       X

MCIP 22.5 STRIKE
  AMER CALL
  09/17/2005........ Opt (Put)      552691107     274,450       998  X                           n/a      n/a

MCIP 25.0 STRIKE
  AMER CALL
  06/18/2005........ Opt (Put)      552691107     415,200     5,190  X                           n/a      n/a

MCIP 25.0 STRIKE
  AMER CALL
  09/17/2005........ Opt (Put)      552691107     483,455     5,089  X                           n/a      n/a

NEXTEL
  COMMUNICATIONS
  INC...............  Cmn           65332V103 275,681,958 9,700,280  X                           n/a       X

NXTL 15.0 STRIKE
  AMER CALL
  01/20/2007........ Opt (Put)      65332V103     462,400       320  X                           n/a      n/a

NXTL 17.5 STRIKE
  AMER CALL
  01/21/2006........ Opt (Put)      65332V103     278,235       243  X                           n/a      n/a

NXTL 30.0 STRIKE
  AMER PUT
  01/21/2006........ Opt (Call)     65332V103   1,019,200     3,136  X                           n/a      n/a

NXTL 30.0 STRIKE
  AMER PUT
  08/20/2005........ Opt (Call)     65332V103     568,140     2,228  X                           n/a      n/a

NXTL 32.5 STRIKE
  AMER PUT
  08/20/2005........ Opt (Call)     65332V103     237,360       552  X                           n/a      n/a

NXTL 40.0 STRIKE
  AMER PUT
  01/21/2006........ Opt (Call)     65332V103     524,370       454  X                           n/a      n/a

   COLUMN TOTALS....                          638,759,304                                                 n/a

                                   FORM 13F

Page 3 of 3                    Name of Reporting Manager Citadel Limited partnership                          (SEC USE ONLY)

                                                                                                                 Item 8:
                                                                               Item 6:                            Voting
                                                                              Investment                        Authority
                                                                              Discretion                         (Shares)
                                                                       ------------------------              ----------------
                                                 Item 4:     Item 5:            (b)
                                     Item 3:      Fair      Shares of         Shared      (c)     Item 7:
Item 1:                 Item 2:       CUSIP      Market     Principal  (a)  As Defined  Shared-   Managers   (a)   (b)   (c)
Name of Issuer       Title of Class  Number       Value      Amount    Sole in Instr. V  Other  See Instr. V Sole Shared None
--------------       -------------- --------- ------------- ---------- ---- ----------- ------- ------------ ---- ------ ----
NXTL 7.5 STRIKE
  AMER CALL
  01/21/2006........ Opt (Put)      65332V103       201,600         96  X                           n/a      n/a

PATINA OIL & GAS
  CORP CMN STOCK....  Cmn           703224105    88,756,000  2,218,900  X                           n/a      n/a

PUBLIC SERVICE
  ENTERPRISES GROUP
  10.25% MAND
  DUE 0............. Bond           744573304    17,528,140    250,000  X                           n/a      n/a

PUBLIC SVC
  ENTERPRISES.......  Cmn           744573106     1,853,176     34,072  X                           n/a      n/a

SDS 25.0 STRIKE
  AMER CALL
  04/16/2005........ Opt (Put)      867363103       512,050        539  X                           n/a      n/a

TOY 12.5 STRIKE
  AMER CALL
  01/20/2007........ Opt (Put)      892335100       232,290        174  X                           n/a      n/a

TOY 12.5 STRIKE
  AMER CALL
  01/21/2006........ Opt (Put)      892335100     1,913,935      1,423  X                           n/a      n/a

TOY 15.0 STRIKE
  AMER CALL
  01/20/2007........ Opt (Put)      892335100       530,565        489  X                           n/a      n/a

TOY 20.0 STRIKE
  AMER CALL
  01/20/2007........ Opt (Put)      892335100       310,200        517  X                           n/a      n/a

TOY 22.5 STRIKE
  AMER CALL
  01/20/2007........ Opt (Put)      892335100       252,700        665  X                           n/a      n/a

UNITED DEFENSE
  INDUSTRIES INC....  Cmn           91018B104    98,968,104  1,347,972  X                           n/a      n/a

USF CORP CMN STK....  Cmn           91729Q101     4,456,328     92,340  X                           n/a      n/a

VERITAS SOFTWARE CO
  CMN STK...........  Cmn           923436109   322,738,449 13,899,158  X                           n/a      n/a

WESTERN WIRELESS
  CORP., CLASS A....  Cmn           95988E204   142,004,754  3,740,905  X                           n/a      n/a

   COLUMN TOTALS....                            680,258,291

   LONG MARKET
     VALUE..........                          2,094,732,088